Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 819
2025	693
2026	408
2027	666
2028	301
Thereafter	2,125
Total long-term debt	$ 5,012